Leases - Supplemental balance sheet information related to operating leases from continuing operations (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Leases
Right-of-use assets under operating leases	$ 314,339	$ 97,160
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Lease, Right of Use Assets, Noncurrent, Net	Lease, Right of Use Assets, Noncurrent, Net
Operating lease liabilities, current	$ 32,899	$ 36,720
Operating lease liabilities, non-current	15,484	32,351
Total operating lease liabilities	$ 48,383	$ 69,071